Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Nov. 30, 2011	Nov. 30, 2011	Nov. 30, 2010
Cash flows from operating activities
Net loss	$ (48,347,058)	$ (2,053,135)	$ (2,776,576)
Adjustments to reconcile net (loss) to net cash flows:
Write off of note receivable	57,500	0	0
Impairment of mineral property costs		776,668	0
Issuance of shares for consulting services	510,590	0	0
Issuance of shares for interest costs	82,500	0	0
Discount on convertible debenture	569,549	0	0
Deposit on equipment written off		0	25,300
Gain on disposal of assets	(15,130)	0	(15,130)
Gain on sale of assets	(4,389,954)	0	0
Non-cash component of gain on settlement of debt	(1,023,401)	(937,159)	0
Beneficial conversion feature	4,081,091	0	0
Stock-based compensation	11,888,436	921,825	615,754
Amortization	337,344	31,961	38,689
Net change in operating assets and liabilities:
Prepaid expense	(199,213)	(67,125)	227,424
Accounts receivable	(312,290)	(276,745)	(127,278)
Customer deposits	(194,809)	0	0
Notes payable	109,337	0	0
Accounts payable and accrued liabilities	6,280,134	(456,817)	(1,182,375)
Cash used in operating activities	(16,118,406)	(2,060,527)	(3,194,192)
Sale of equipment	33,316	0	0
Purchase of property and equipment	(602,473)	0	(14,226)
Cash provided (used) in investing activities	(569,157)	0	(14,226)
Financing activities
Proceeds from loans payable	316,617	28,550	28,500
Proceeds from notes payable	3,162,196	0	0
Proceeds from convertible debentures	7,462,500	0	0
Proceeds from exercise of options	78,000	0	0
Proceeds from exercise of warrants	3,144,377	0	0
Repayment of loans payable	(288,067)	(19,757)	(51,599)
Repayment of notes payable	(586,620)	0	(44,674)
Repayment of convertible debentures	(2,051,047)	0	0
Stock subscriptions (net)	2,964,930	2,033,672	0
Issuance of common stock (net)	2,756,994	0	0
Cash provided (used) by financing activities	16,959,880	2,042,465	(67,773)
Net change in cash	272,317	(18,062)	(3,276,191)
Effect of foreign currency translation on cash	207,680	112,224	47,916
Cash and cash equivalents, beginning	22,077	407,912	3,377,404
Cash and cash equivalents, ending	$ 502,074	$ 502,074	$ 149,129